Apr. 30, 2026
Invesco QQQ Equal Weight ETF
1.
The following disclosure replaces similar disclosure in the first paragraph of the section titled Principal Investment Strategies of the Fund’s Summary Prospectus and the sections titled Summary Information – Principal Investment Strategies and Additional Information About the Fund’s Strategies and Risks - Nasdaq-100 Equal Weighted™ Index of the Fund’s Statutory Prospectus:
The Nasdaq-100® is designed to include securities of 100 of the largest domestic and international non-financial companies listed on U.S. Nasdaq-affiliated listing exchanges based on market capitalization.
Please Retain This Supplement For Future Reference.

INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED APRIL 30, 2026, TO THE
PROSPECTUSES DATED March 11, 2026, OF:
Invesco QQQ Equal Weight ETF (QEW)
(the “Fund”)
Nasdaq, Inc. (“Nasdaq”), the index provider of the Nasdaq-100 Equal Weighted™ Index, the Fund’s underlying index (the “Underlying Index”), has announced certain changes to the methodology of the Nasdaq-100 Index® (the “Nasdaq-100®”), which take effect on May 1, 2026. Accordingly, on that date, the Fund’s Prospectuses are revised as follows: